Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 — RELATED PARTY TRANSACTIONS

a.	Due to a related party

As of December 31, 2025, the Company had both amounts due from and due to Mr. Gang Li arising from funding arrangements between the Company’s PRC and U.S. entities. These balances were settled through Mr. Gang Li acting as the central counterparty. Pursuant to an agreement between the Company and Mr. Gang Li, such balances are settled on a net basis, and management has presented the net amount due to the related party in the consolidated financial statements. On a gross basis, the Company had amounts due from the related party of approximately $2.1 million and amounts due to the related party of approximately $2.2 million as of December 31, 2025. Management believes that the criteria for offsetting under ASC 210 have been met.

b.	Other related party transactions

Several related parties provided guarantees in connection with the Company’s short-term and long-term bank loans (see Note 11).

Pursuant to a Premises Use Agreement dated April 30, 2020 and a Supplemental Agreement dated June 18, 2020, Urumqi Plastic Surgery Hospital Co., Ltd., a PRC company controlled by Mr. Gang Li, provided approximately 5,382 square feet office space for the Company’s headquarters without charge. The term of the agreement is from January 1, 2020 to June 25, 2028, unless otherwise terminated by either party.

During the year ended December 31, 2025, the Company acquired a commercial property unit from its controlling shareholder, Mr. Gang Li, through a debt settlement arrangement. The transaction involved the settlement of amounts due from the controlling shareholder, whereby the property was transferred to the Company in satisfaction of the outstanding balance. The Company determined the value of the property based on an independent third-party valuation at the acquisition date.

Management considers the above transactions to be conducted in the normal course of business and, where applicable, based on terms comparable to those that could be obtained in transactions with unrelated parties.